RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
RELATED PARTY TRANSACTIONS [Text Block]
6.	RELATED PARTY TRANSACTIONS

At January 31, 2012, there is $126,446 (July 31, 2011 - $98,946) due to a director and shareholders of the Company. The amounts are unsecured, non-interest bearing and are due on demand. Although these advances are interest free, interest will be imputed and charged to contributed capital. To date, imputed interest is an immaterial amount and has not been recorded through January 31, 2012.

For each of the three month periods ended January 31, 2012 and 2011 the Company accrued rent of $600 to a director of the Company. Rent is accrued on a month to month basis.

These transactions were in the normal course of operations and were measured at the exchange value which represents the amount of consideration established and agreed to by the related parties.

7.	RELATED PARTY TRANSACTIONS

At July 31, 2011, there is $98,946 (2010 - $76,946) due to a director and shareholders of the Company. The amounts are unsecured, non-interest bearing and are due on demand. Although these advances are interest free, interest will be imputed and charged to contributed capital. To date imputed interest is an immaterial amount and has not been recorded through July 31, 2011.

For each of the years ended July 31, 2011 and 2010 the Company paid rent of $2,400 to a director of the Company. Rent is paid on a month to month basis. At July 31, 2011 there is $19,200 (2010 - $16,800) payable to a related party with respect to rent payable.

For the year ended July 31, 2011 there were $60,000 (2010 - $60,000) in contributed executive services recorded in additional paid in capital in relation to services of the Company’s sole director.

These transactions were in the normal course of operations and were measured at the exchange value which represents the amount of consideration established and agreed to by the related parties.